FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
FINANCIAL INSTRUMENTS

NOTE 13: FINANCIAL INSTRUMENTS

a.	Financial risks factors:

The Company is exposed to foreign currency risk, interest risk, credit risk and liquidity risk. The Company’s senior management oversees the management of these risks in accordance with the policies approved by the board of directors.

1.	Foreign currency risk:

The currency exposure arises from current accounts and deposits that are mainly managed in NIS and from liability in respect of employee payroll accruals that are paid in NIS.

2.	Interest rate risk:

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates.

The Company's exposure to the risk of changes in market interest rates relates primarily to the Company's long-term liabilities in respect of government grants received from IIA.

The repayment of grants received by the Company from 2018 have interest rate that reference LIBOR and are expected to be repaid after 2023.

3.	Credit risk:

Credit risk is the risk that a counterparty will not meet its obligations as a customer or under a financial instrument leading to a loss to the Group. The Group is exposed to credit risk from its operating activity (primarily trade receivables).

4.	Liquidity risk:

The Group monitors its risk of a shortage of cash using a quarterly budget.

1. The table below presents the maturity profile of the Group’s financial liabilities based on contractual undiscounted payments including interest payments:

December 31, 2023:

	Less than one year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	> 5 years	Total
Trade payables	$758	$—	$—	$—	$—	$—	$758
Other accounts payable	5,257	—	—	—	—	—	5,257
Liability in respect of research and development grants	1,119	1,575	2,250	2,685	2,850	529	11,008
Lease liability	234	131	100	53	—	—	518

	$7,368	$1,706	$2,350	$2,738	$2,850	$529	$17,541

December 31, 2022:

	Less than one year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	> 5 years	Total
Trade payables	$1,116	$—	$—	$—	$—	$—	$1,116
Other accounts payable	4,228	—	—	—	—	—	4,228
Liability in respect of research and development grants	1,217	1,715	2,177	2,645	3,079	721	11,554
Lease liability	265	172	71	26	—	—	534

	$6,826	$1,887	$2,248	$2,671	$3,079	$721	$17,432

2. The table below presents the maturity profile of the Group’s financial liabilities based on contractual discounted payments:

December 31, 2023:

	Less than one year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	> 5 years	Total
Trade payables	$758	$—	$—	$—	$—	$—	$758
Other accounts payable	5,259	—	—	—	—	—	5,259
Liability in respect of research and development grants	1,008	1,176	1,441	1,478	1,353	629	7,085
Lease liability	232	121	79	39	—	—	471

	$7,257	$1,297	$1,520	$1,517	$1,353	$629	$13,573

December 31, 2022:

	Less than one year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	> 5 years	Total
Trade payables	$1,116	$—	$—	$—	$—	$—	$1,116
Other accounts payable	4,257	—	—	—	—	—	4,257
Liability in respect of research and development grants	1,057	1,267	1,392	1,442	1,319	596	7,073
Lease liability	234	161	61	32	—	—	488

	$6,664	$1,428	$1,453	$1,474	$1,319	$596	$12,934

b.	Sensitivity tests relating to changes in foreign currency:

	December 31,
	2023	2022
Sensitivity test to changes in the NIS exchange rate:
Gain (loss) from the change:
Increase of 5% in exchange rate	$29	$8
Decrease of 5% in exchange rate	$(29)	$(8)

As of December 31, 2023, the Company has deficit of financial liabilities over financial assets in NIS in relation to US dollar of $576.

As of December 31, 2023, the Company has excess of financial assets over financial liabilities in Euro and CAD in relation to US dollar of $1,389 and $859, respectively. An increase or decrease of 5% of the US dollar relative to the Euro would have an effect of $69 and $43, respectively.

Sensitivity tests and principal work assumptions:

The selected changes in the relevant risk variables were determined based on management’s estimate as to reasonable possible changes in these risk variables.

The Company has performed sensitivity tests of principal market risk factors that are liable to affect its reported operating results or financial position. The sensitivity tests present the profit or loss in respect of each financial instrument for the relevant risk variables chosen for that instrument as of each reporting date. The test of risk factors was determined based on the materiality of the exposure of the operating results or financial condition of each risk with reference to the functional currency and assuming that all the other variables are constant.